Note 3 - Cash and Balances Due from Banks - Cash and Balances Due From Banks (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash on Hand and Cash Items	$ 9,359,924	$ 9,746,132
Noninterest-Bearing Deposits with Other Banks	1,016,952	13,399,004
	$ 10,376,876	$ 23,145,136